PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and equipment
Property and equipment, gross	$ 557,948	$ 1,287,453
Accumulated depreciation and amortization	(391,562)	(426,089)
Property and equipment, net	166,386	861,364
Long-Lived Assets
Long-lived assets, net	0
Write-down of assets classified within research and development expense	929,431
Computer equipment
Property and equipment
Property and equipment, gross	176,500	520,647
Office equipment
Property and equipment
Property and equipment, gross	381,448	388,659
Equipment
Property and equipment
Property and equipment, gross	$ 0	$ 378,147